Investment in Associates - Schedule of Dividends Received from Associates and Movements in Investments in Associates (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	$ 7,149	$ 9,605
Investment acquisition	106	338
Sale of investments	(1,279)
Initial application of the equity method and participation in income	2,304	(2,794)
Transbank capital	872
Totals	9,152	7,149
Transbank S.A
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	5,871
Totals	$ 7,399	$ 5,871